Average Annual Total Returns (Vanguard Convertible Securities Fund, Vanguard Convertible Securities Fund - Investor Shares)	12 Months Ended
Nov. 30, 2013
Average Annual Returns for Periods Ended December 31, 2013
One Year	19.17%
Five Years	16.39%
Ten Years	7.91%
Inception Date	Jun. 17, 1986
Return After Taxes on Distributions
Average Annual Returns for Periods Ended December 31, 2013
One Year	15.45%
Five Years	13.89%
Ten Years	5.72%
Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	11.98%
Five Years	12.46%
Ten Years	5.63%
Convertible Securities Funds Average
Average Annual Returns for Periods Ended December 31, 2013
One Year	21.38%
Five Years	16.30%
Ten Years	6.38%
Bank of America Merrill Lynch All US Convertibles Index
Average Annual Returns for Periods Ended December 31, 2013
One Year	24.92%
Five Years	18.85%
Ten Years	7.13%
Convertibles Composite Index
Average Annual Returns for Periods Ended December 31, 2013
One Year	21.91%
Five Years	17.88%
Ten Years	6.51%